Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Expense From Investments Details 1
Share of profit from equity-accounted investments	€ 124	€ 77	€ 150
Share of loss from equity-accounted investments	(353)	(370)	(615)
Decreases (increases) in the provision for losses on investments from equity accounted investments	(38)	(33)	(6)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	€ (267)	€ (326)	€ (471)